Other provisions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
Summary of other provisions

	Legal and other disputes £m	Major restructuring programmes £m	Employee- related provisions £m	Other provisions £m	Total £m
At 1 January 2025	1,446	273	426	390	2,535
Exchange adjustments	(84)	1	2	(2)	(83)
Charge for the year	148	67	391	234	840
Reversed/unused	(11)	(51)	(59)	(27)	(148)
Unwinding of discount	24	1	3	–	28
Utilised	(1,313)	(110)	(121)	(107)	(1,651)
Transfer to assets held for sale/distribution	–	–	–	(1)	(1)
Additions through business combinations	–	–	23	–	23
Reclassifications and other movements	–	6	9	(8)	7
Transfer to pension obligations	–	(2)	–	–	(2)
At 31 December 2025	210	185	674	479	1,548

To be settled within one year	189	100	370	279	938
To be settled after one year	21	85	304	200	610
At 31 December 2025	210	185	674	479	1,548